DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) bbl in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) MMBTU GWh bbl	Dec. 31, 2018 USD ($) MMBTU GWh bbl
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 32,709,000,000	$ 24,999
Gains (losses) on cash flow hedges, before tax	(89,000,000)	38,000,000
Ineffective Portion	20,000,000	(3,000,000)
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	22,790,000,000	17,319
Gains (losses) on hedges of net investments in foreign operations, before tax	(400,000,000)	999,000,000
Ineffective Portion	16,000,000	9,000,000
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	55,499,000,000	42,318
Gain (loss) on hedge effectiveness recognised in other comprehensive income	(522,000,000)	1,037,000,000
Ineffective Portion	$ 36,000,000	$ 6,000,000
Oil and gas assets [member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number in Barrels of Commodity Derivatives | bbl	2,273	3,151
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	25,136	14,752
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,485	6,040
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	78,364,000	63,076,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	12,164,000	8,423,000